LOANS AND BORROWINGS	12 Months Ended
Jun. 30, 2023
LOANS AND BORROWINGS [Abstract]
LOANS AND BORROWINGS
10.	LOANS AND BORROWINGS

	2023	2022
	US$	US$
Current
Lease liabilities	376,655	128,653
Other loans and borrowings	5,971	5,594
Total current loans and borrowings	382,626	134,247

Non-current
Lease liabilities	567,796	377,920
Other loans and borrowings	24,892	30,863
Total non-current loans and borrowings	592,688	408,783

Total loans and borrowings	975,314	543,030

(a)	Reconciliation

	Balance at July 1, 2022	Additions	Repayments	Balance at June 30, 2023
	US$	US$	US$	US$
Lease liabilities	506,573	950,538	(512,660)	944,451
Other loans and borrowings	36,457	-	(5,594)	30,863
Total loans and borrowings	543,030	950,538	(518,254)	975,314